Consolidated Balance Sheets	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 20,192,460	$ 13,195,999
Restricted cash	769,233	1,347,246
Accounts receivable, net of allowance for doubtful accounts of $2,391,641 and $2,197,396, respectively	22,630,275	19,658,188
Notes receivable	7,661,035	1,410,613
Inventories	26,706,629	24,867,708
Advances to suppliers, net	2,105,902	3,369,468
Other receivables	171,182	552,633
Total current assets	80,236,716	64,401,855
Property, plant and equipment, net	5,354,997	5,989,136
Land use rights, net	4,312,349	1,069,891
Long-term investments	12,515,817	12,836,916
Deferred tax assets	392,713	338,729
Other noncurrent assets	198,194
TOTAL ASSETS	103,010,786	84,636,527
Current liabilities:
Accounts payable	3,434,031	919,492
Accrued expenses and other current liabilities	1,946,325	1,771,245
Notes payable	1,632,401	548,253
Advances from customers	2,393,021	4,005,942
Short-term borrowings	4,442,870	11,888,662
Long-term borrowings – current portion	43,860
Tax payable	4,009,849	3,126,778
Total current liabilities	22,610,447	25,701,961
Long-term borrowings	5,398,849	9,300,625
TOTAL LIABILITIES	28,326,976	35,002,586
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,259,182 and 13,239,182 shares issued and outstanding, respectively	2,852	2,648
Additional paid-in capital	67,280,709	44,211,313
Statutory surplus reserves	874,518	494,223
Retained earnings	6,679,692	3,802,265
Accumulated other comprehensive (loss) income	(428,779)	873,059
Total equity attributable to Huadi International Group Co., Ltd.	74,408,992	49,383,508
Equity attributable to non-controlling interests	274,818	250,433
Total shareholders’ equity	74,683,810	49,633,941
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	103,010,786	84,636,527
Related Party
Current liabilities:
Accounts payable - related parties	3,692,394	2,439,105
Advances from customers - related parties	1,015,696	395,498
Due to related parties – current portion		606,986
Due to related parties - noncurrent portion	$ 317,680